Significant Acquisitions - U.S. East Coast Business - Revenue and Earnings (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Total revenues		$ 4,231,654	$ 6,661,801	$ 6,334,729
Net income		$ 35,880	$ 17,590	$ 27,063
Earnings per share		$ 0.73	$ 0.37	$ 0.58
Aegean Bunkering USA
Property Plant And Equipment [Line Items]
Total revenues	$ 29,347
Net income	$ 468
Earnings per share	$ 0.01